Stock Based Compensation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Apr. 30, 2017	Sep. 30, 2016
Restricted stock units outstanding	519,048	632,372	558,412	1,114,615	346,669		0
Options exercised				(532,891)	(59,596)
Options, intrinsic value				$ 574	$ 23
Weighted average remaining contractual term	4 years 6 months	5 years 4 months	5 years 1 month	6 years 3 months	7 years 4 months
Aggregate fair value	$ 113,936	$ 119,543	$ 114,926	$ 117,192	$ 7,788
Restricted stock units granted				801,690	357,986
Unrecognized stock-based compensation expense	$ 123	$ 307	$ 192	$ 6,140	$ 885
Cost to be recognized, vesting period	9 months	1 year 7 months	1 year 4 months	7 years 2 months	2 years 9 months
Compensation expense	$ 81	$ 97	$ 195	$ 447	$ 536
2017 Equity Incentive Plan
Available for grant	1,230,952	1,117,628	1,191,588	204,436	1,403,131	1,750,000
Restricted stock units outstanding	519,048		558,412
Compensation expense				$ 4,166
Fully vested common stock issued				100,000
2014 Plan
Available for grant	222,851	88,257	199,089	44,389	114,701